Income Tax - Schedule of Company’s Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 9,234	$ 6,126	$ 7,468
Research and development expenses	536	557	467
Accruals and reserves	75	51	120
Shared-based compensations	2,223	1,859	1,821
Financial income	737	732	684
Financial instruments	230	206
Capital loss	88	17
Fixed asset	11	11	10
Gross deferred tax assets	13,134	9,559	10,570
Valuation allowance	(13,134)	(9,559)	(7,850)
Total deferred tax assets			2,720
Deferred tax liabilities:
Leases			(1)
Financial instruments			(2,534)
Other			(185)
Gross deferred tax liabilities			(2,720)
Deferred tax assets (liabilities), net